PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Interest capitalized	$ 12.6	$ 10.8
Capital projects under construction	872.7	269.5
Depreciation expense	$ 324.3	$ 239.7